Description of the Plan (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)	Jan. 01, 2033 yr	Apr. 19, 2024 USD ($)	Jan. 01, 2023 yr	Dec. 31, 2022 yr
EBP, Description of Plan [Line Items]
Employment termination, benefit payout IRS maximum	$ 7,000
Employment termination, benefit payout IRS maximum age | yr	73
EBP, Defined Contribution Plan Contributions Funded by Defined Benefit Surplus	$ 6,112,560
EBP 019
EBP, Description of Plan [Line Items]
Automatic, deferral rate	6.00%
Requisite service period	45 days
Minimum annual contribution to eligible compensation, percentage	1.00%
Maximum annual compensation to total compensation, percentage	75.00%
Employer contributions	$ 1,362,798	$ 7,046,947
Employer contribution vesting service period	3 years
Employer contribution maximum vesting age | yr	65
Decrease from employer contribution	$ 43,638	141,946
Forfeited nonvested account	359,166	$ 222,523
Note receivable from participant, account, minimum borrowing, amount	500
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, general loan, minimum borrowing term	6 months
Note receivable from participant, general loan, maximum borrowing term	5 years
Basis spread on variable rate	1.00%
Secure 2.0 act, required minimum distribution age | yr					73	72
Secure 2.0 act, decrease in excise tax, percent					25.00%	50.00%
Secure 2.0 act, catch-up contributions	$ 145,000
Secure 2.0 act, administrative transition period	2 years
Terminated plans, transfer of surplus				$ 12,430,982
EBP 019 | Mosaic Investment Plan
EBP, Description of Plan [Line Items]
Terminated plans, transfer of surplus				$ 6,693,605
EBP 019 | Forecast
EBP, Description of Plan [Line Items]
Secure 2.0 act, required minimum distribution age | yr			75
EBP 019 | Minimum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate	4.25%	4.25%
EBP 019 | Maximum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate	9.50%	9.50%
EBP 019 | DCRP Contributions
EBP, Description of Plan [Line Items]
Employer contributions	$ 7,475,359	$ 7,003,309
EBP 019 | True-Up Contribution
EBP, Description of Plan [Line Items]
Employer contributions	$ 42,844	$ 43,638